Pensions and Other Benefits - Actuarial Assumptions Used Were Approximately (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.09%	4.90%	4.28%
Projected future salary increases	3.00%	3.00%	3.00%
Health care cost trend rate	7.00%	8.00%	8.00%
Discount rate	4.90%	4.28%	4.55%
Expected rate of return on fund assets	7.75%	7.75%	7.75%
Projected future salary increases	3.00%	3.00%	3.00%
Health care cost trend rate	7.50%	8.00%	8.00%